LONG-TERM LOAN 1 (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	May 31, 2020
Debt Instrument [Line Items]
March 18, 2022		$ 10,000
March 18, 2023		24,750
March 18, 2024		30,250
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year		$ 65,000
Subsequent Event [Member]
Debt Instrument [Line Items]
March 18, 2022	$ 3,250
March 18, 2023	8,125
March 18, 2024	11,375
March 18, 2025	16,250
March 18, 2026	26,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 65,000